Leases - Schedule of Contractual Maturities of Net Investment in Sublease ROU Asset (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Contractual Maturities Of Net Investment In Sublease ROU Asset [Line Items]
Maturities of net investment in sublease of ROU asset	$ 62	$ 68
Less Than 1 Year
Disclosure Of Contractual Maturities Of Net Investment In Sublease ROU Asset [Line Items]
Maturities of net investment in sublease of ROU asset	7	7
One to five years
Disclosure Of Contractual Maturities Of Net Investment In Sublease ROU Asset [Line Items]
Maturities of net investment in sublease of ROU asset	30	29
More than five years
Disclosure Of Contractual Maturities Of Net Investment In Sublease ROU Asset [Line Items]
Maturities of net investment in sublease of ROU asset	$ 25	$ 32